Provisions - Employee Benefits Narrative (Details) € in Millions			12 Months Ended
	Dec. 28, 2023 worker model	Dec. 28, 2023 yr worker	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of other provisions [line items]
Restructuring provision			€ 104	€ 1,538
Number of workers | worker	3,420	3,420
Minimum age of employees (in years)	56	56
Minimum seniority of employees (in years) | yr		15
Expense of restructuring activities				1,320
Telefónica Spain
Disclosure of other provisions [line items]
Expense of restructuring activities			1,248	1,299
Current restructuring provision			231	107
Telefónica Spain | Operating segments
Disclosure of other provisions [line items]
Restructuring provision			€ 27	€ 1,320
Restructuring provision | Telefónica Spain
Disclosure of other provisions [line items]
Discount rate			2.76%
Average duration of plans			3 years 2 months 8 days